SUMMARY OF VALUATION USING BLACK-SCHOLES PRICING METHOD (Details)	6 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Line Items]
Warrants and Rights Outstanding, Term	5 years
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Term [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants and Rights Outstanding, Term		10 years
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
[custom:DerivativeLiabilitiesMeasurementInputTerm]	1 year 8 months 12 days
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Term [Member] | Minimum [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants and Rights Outstanding, Term	5 years
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
[custom:DerivativeLiabilitiesMeasurementInputTerm]	5 years
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Term [Member] | Maximum [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants and Rights Outstanding, Term	10 years
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input	50
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants and Rights Outstanding, Measurement Input	50	148
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input	155
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants and Rights Outstanding, Measurement Input	157	152
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input	0.0016
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.90	0.68
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input	1.21
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.63	0.85
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input	0
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0